File No. 33-62131 CIK #896983

                       SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D. C. 20549-1004
                   POST-EFFECTIVE AMENDMENT NO. 4 TO FORM S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                  Form N-8B-2

        VAN KAMPEN AMERICAN CAPITAL EQUITY OPPORTUNITY TRUST, SERIES 19
                             (Exact Name of Trust)

                              VAN KAMPEN FUNDS INC.
                           (Exact Name of Depositor)

                               One Parkview Plaza
                        Oakbrook Terrace, Illinois 60181

         (Complete address of Depositor's principal executive offices)


  VAN KAMPEN FUNDS INC.                               CHAPMAN AND CUTLER
  Attention: A. Thomas Smith III, General Counsel     Attention: Mark J. Kneedy
  One Parkview Plaza                                  111 West Monroe Street
  Oakbrook Terrace, Illinois 60181                    Chicago, Illinois 60603
               (Name and complete address of agents for service)

     ( X ) Check if it is proposed that this filing will become effective on April 26, 1999 pursuant to paragraph (b) of Rule 485.

SELECT TECHNOLOGY GROWTH TRUST, SERIES 1
Van Kampen American Capital Equity Opportunity Trust, Series 19

--------------------------------------------------------------------------------
                               PROSPECTUS PART ONE
   NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two.
        Please retain both parts of this Prospectus for future reference.
--------------------------------------------------------------------------------

                                    THE TRUST
         The Select Technology Growth Trust, Series 1 (the "Trust") is one unit investment trust in the Van Kampen American Capital Equity Opportunity Trust, Series 19 (the "Fund"). The Select Technology Growth Trust offers investors the opportunity to purchase Units representing proportionate interests in a fixed, diversified portfolio of common stocks primarily issued by U.S. based multi-national companies in the high technology industry (the "Equity Securities"). Any Securities liquidated at termination will be sold at the then current market value for such Securities; therefore, the amount distributable in cash to a Unitholder upon termination may be more or less than the amount such Unitholder paid for his Units.
                              PUBLIC OFFERING PRICE
         The secondary market Public Offering Price of the Trust will include the aggregate underlying value of the Securities in the Trust, the applicable sales charge as described herein, and cash, if any, in the Income and Capital Accounts held or owned by the Trust. See "Public Offering Price" in Part Two and "Summary of Essential Financial Information" in this Part One.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
  OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  The Date of this Prospectus is April 26, 1999



                    SELECT TECHNOLOGY GROWTH TRUST, SERIES 1
         Van Kampen American Capital Equity Opportunity Trust, Series 19
                   Summary of Essential Financial Information
                               As of March 4, 1999
          Managing Underwriter
         and Sub-Supervisor (1):   Gruntal & Co., Incorporated
                        Sponsor:   Van Kampen Funds Inc.
                 Supervisor (1):   Van Kampen Investment Advisory Corp.
                                   (An affiliate of the Sponsor)
                      Evaluator:   American Portfolio Evaluation Services
                                   (A division of an affiliate of the Sponsor)
                        Trustee:   The Bank of New York

                                                                                                            Select
                                                                                                          Technology
                                                                                                            Growth
                                                                                                             Trust
                                                                                                       ----------------
General Information
Number of Units                                                                                             837,747.082
Fractional Undivided Interest in Trust per Unit                                                           1/837,747.082
Public Offering Price:
      Aggregate Value of Securities in Portfolio (2)                                                  $      20,204,685
      Aggregate Value of Securities per Unit (including accumulated dividends)                        $           24.12
      Sales charge 3.4% (3.520% of Aggregate Value of Securities excluding principal cash)
        per Unit (4)                                                                                  $             .85
      Public Offering Price per Unit (3)(4)                                                           $           24.97
Redemption Price per Unit                                                                             $           24.12
Secondary Market Repurchase Price per Unit                                                            $           24.12
Excess of Public Offering Price per Unit Over Redemption Price per Unit                               $             .85
Supervisor's Annual Supervisory Fee                 Maximum of $.0025 per Unit
Evaluator's Annual Fee                              Maximum of $.0025 per Unit
      Evaluations for purpose of sale, purchase or redemption of Units are made as of 4:00 P.M. Eastern time on days of trading on the New York Stock
      Exchange next following receipt of an order for a sale or purchase of
      Units or receipt by The Bank of New York of Units tendered for redemption.
Date of Deposit                                     September 21, 1995
Mandatory Termination Date                          September 21, 2000
Minimum Termination Value                           The Trust may be terminated if the net asset value of such
                                                    Trust is less than 40% of the total value of Equity Securities deposited in th Trust during the primary offering period.
Special Information
Calculation of Estimated Net Annual Dividends per Unit
   Estimated Gross Annual Dividends per Unit        $.05253
   Less: Estimated Expenses per Unit                $.02886
   Estimated Net Annual Dividends per Unit          $.02367
Trustee's Annual fee                                $.008 per Unit
Estimated Annual Organizational Expenses (6)        $.01039 per Unit
Income Distribution Record Date                     TENTH day of March, June, September and December.
Income Distribution Date                            TWENTY-FIFTH day of March, June, September and December.
Capital Account Record Date                         TENTH day of December.
Capital Account Distribution Date (5)               TWENTY-FIFTH day of December.

--------------------------------------------------------------------------------

(1) Pursuant to a contractual arrangement with the Supervisor, Gruntal & Co., Incorporated will provide to the Supervisor on an agency basis supervisory services in return for the entire supervisory fee.

(2) Equity Securities listed on a national securities exchange are valued at the closing sale price or if no such price exists, at the bid price thereof.

(3) Anyone ordering Units will have added to the Public Offering Price a pro rata share of any cash in the Income and Capital Accounts.

(4) Effective on each September 23, commencing September 23, 1996, the secondary sales charge will decrease by .5 of 1% to a minimum sales charge of 2.9%. See "Public Offering-Offering Price" in Part Two.

(5) Distributions from the Capital Account will be made monthly on the twenty-fifth of the month to Unitholders or record on the tenth day of such month if the amount available for distribution equals at least $0.01 per Unit.

(6) The Trust (and therefore Unitholders) will bear all or a portion of its organizational costs (including costs of preparing the registration statement, the trust indenture and other closing documents, registering
     Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee but not including the expenses incurred in the preparation and printing of brochures and other advertising materials and any other selling expenses) as is common for mutual funds. Total organizational expenses will be amortized over a five year period. See "Expenses of the Trust" in Part
     Two and "Statement of Condition." Historically, the sponsors of unit investment trusts have paid all the costs of establishing such trusts.

                                    PORTFOLIO
   The Select Technology Growth Trust, Series 1 consists of common stocks primarily issued by U.S. based multi-national companies in the high technology industry. All of the Equity Securities are listed on a national securities exchange, the NASDAQ National Market or traded on the Over-the-Counter market.
                              PER UNIT INFORMATION
                                                               1995 (1)         1996           1997           1998
                                                              ------------   ------------  ------------   ------------
Net asset value per Unit at beginning of period............  $        9.78  $        9.41 $       12.37  $       13.02
                                                              ============   ============  ============   ============
Net asset value per Unit at end of period..................  $        9.41  $       12.37 $       13.02  $       22.63
                                                              ============   ============  ============   ============
Distributions to Unitholders of investment income including
   accumulated dividends paid on Units redeemed
   (average Units outstanding for entire period)...........  $          --  $      (0.01) $        0.02  $        0.03
                                                              ============   ============  ============   ============
Distributions to Unitholders from Equity Security
   redemption proceeds (average Units
   outstanding for entire period)..........................  $          --  $        0.32 $        0.25  $          --
                                                              ============   ============  ============   ============
Unrealized appreciation (depreciation) of Equity Securities
   (per Unit outstanding at end of period).................  $      (0.13)  $        3.40 $        0.62  $        9.44
                                                              ============   ============  ============   ============
Units outstanding at end of period.........................      1,900,000      1,472,750     1,237,748      1,039,748

--------------------------------------------------------------------------------

(1)  For the period from September 21, 1995 (date of deposit) through December
     31, 1995.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
To the Board of Directors of Van Kampen Funds Inc. and the Unitholders of Select Technology Growth Trust, Series 1 (Van Kampen American Capital Equity Opportunity Trust, Series 19):
   We have audited the accompanying statements of condition (including the analyses of net assets) and the related portfolio of the Select Technology Growth Trust, Series 1 (Van Kampen American Capital Equity Opportunity Trust, Series 19) as of December 31, 1998, and the related statements of operations and changes in net assets for the three years ended December 31, 1998. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audit.
   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.
   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Select Technology Growth Trust, Series 1 (Van Kampen American Capital Equity Opportunity Trust, Series
19) as of December 31, 1998, and the results of operations and changes in net assets for the three years ended December 31, 1998, in conformity with generally accepted accounting principles.

                                                             GRANT THORNTON LLP

   Chicago, Illinois
   March 12, 1999

                    SELECT TECHNOLOGY GROWTH TRUST, SERIES 1
                             Statements of Condition
                                December 31, 1998
                                                                                                               Select
                                                                                                             Technology
                                                                                                               Growth
                                                                                                                Trust
                                                                                                             -----------
Trust property
   Securities at market value, (cost $8,406,870) (note 1) .................................................  $ 23,733,392
   Accumulated dividends ..................................................................................         5,206
   Organizational Costs ...................................................................................        10,528
                                                                                                             ------------
                                                                                                             $ 23,749,126
                                                                                                             ============
Liabilities and interest to Unitholders
   Cash overdraft .........................................................................................  $    222,022
   Interest to Unitholders ................................................................................    23,527,104
                                                                                                             ------------
                                                                                                             $ 23,749,126
                                                                                                             ============
                          Analyses of Net Assets

Interest of Unitholders (1,039,748 Units of fractional undivided interest outstanding)
   Cost to original investors of 2,000,000 Units (note 1) .................................................  $ 19,472,000
      Less initial underwriting commission (note 3) .......................................................       393,318
                                                                                                             ------------
                                                                                                               19,078,682
      Less redemption of 960,252 Units ....................................................................    12,242,311
                                                                                                             ------------
                                                                                                                6,836,371
   Undistributed net investment income
      Net investment income ...............................................................................      (121,968)
      Less distributions to Unitholders ...................................................................       (42,225)
                                                                                                             ------------
                                                                                                                 (164,193)
   Realized gain (loss) on Security sale or redemption ....................................................     2,446,313
   Unrealized appreciation (depreciation) of Securities (note 2) ..........................................    15,326,522
   Distributions to Unitholders of Security sale or redemption proceeds ...................................      (917,909)
                                                                                                             ------------
      Net asset value to Unitholders ......................................................................  $ 23,527,104
                                                                                                             ============
Net asset value per Unit (1,039,748 Units outstanding) ....................................................  $      22.63
                                                                                                             ============


        The accompanying notes are an integral part of these statements.

                    SELECT TECHNOLOGY GROWTH TRUST, SERIES 1
                            Statements of Operations
                            Years ended December 31,
                                                                                     1996         1997         1998
                                                                                 ------------  ------------ -----------
   Investment income
      Dividend income..........................................................   $    69,360  $    57,457  $  (156,882)
   Expenses
      Trustee fees and expenses................................................        17,856       14,066       13,500
      Evaluator fees...........................................................         4,611        3,981        3,371
      Supervisory fees.........................................................         8,024        3,981        3,371
      Organizational fees......................................................         5,033        9,970       10,345
                                                                                 ------------  ------------ -----------
         Total expenses........................................................        35,524       31,998       30,587
                                                                                 ------------  ------------ -----------
      Net investment income....................................................        33,836       25,459     (187,469)
   Realized gain (loss) from Securities sale or redemption
      Proceeds.................................................................     6,267,874    3,718,743    3,131,507
      Cost.....................................................................     5,381,404    3,122,940    2,167,467
                                                                                 ------------  ------------ -----------
         Realized gain (loss)..................................................       886,470      595,803      964,040
   Net change in unrealized appreciation (depreciation) of Securities..........     5,005,216      765,163    9,812,432
                                                                                 ------------  ------------ -----------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........   $ 5,925,522  $ 1,386,425  $10,589,003
                                                                                 ============  ============ ===========

                       Statements of Changes in Net Assets
                            Years ended December 31,

                                                                                     1996         1997         1998
                                                                                 ------------  ------------ -----------
   Increase (decrease) in net assets Operations:
      Net investment income....................................................   $    33,836  $    25,459  $  (187,469)
      Realized gain (loss) on Securities sale or redemption....................       886,470      595,803      964,040
      Net change in unrealized appreciation (depreciation) of Securities.......     5,005,216      765,163    9,812,432
                                                                                 ------------  ------------ -----------
         Net increase (decrease) in net assets resulting from operations.......     5,925,522    1,386,425   10,589,003
   Distributions to Unitholders from:
      Net investment income....................................................        12,310      (20,289)     (34,246)
      Securities sale or redemption proceeds...................................      (579,214)    (388,695)          --
   Redemption of Units.........................................................    (5,969,855)  (3,132,546)  (3,139,910)
                                                                                 ------------  ------------ -----------
         Total increase (decrease).............................................      (611,237)  (2,105,105)   7,414,847
   Net asset value to Unitholders
      Beginning of period......................................................    17,888,341   18,217,362   16,112,257
      Additional Securities purchased from proceeds of Unit Sales..............       940,258           --           --
                                                                                 ------------  ------------ -----------
      End of period (including undistributed net investment income of
         $52,352, $57,522 and $(164,193), respectively)........................   $18,217,362  $16,112,257  $23,527,104
                                                                                 ============  ============ ===========


        The accompanying notes are an integral part of these statements.

SELECT TECHNOLOGY GROWTH TRUST, SERIES 1                                             PORTFOLIO as of December 31, 1998
----------------------------------------------------------------------------------------------------------------------
                                                                                                         Valuation of
Number                                                                                   Market Value     Securities
of Shares         Name of Issuer                                                          Per Share       (Note 1)
---------------   -------------------------------------------------------------------  --------------- ---------------
          3,050   Adobe Systems, Incorporated                                          $      46.7500    $     142,587
----------------------------------------------------------------------------------------------------------------------
         27,788   Applied Materials, Incorporated                                             42.6875        1,186,200
----------------------------------------------------------------------------------------------------------------------
          1,946   Autodesk, Incorporated                                                      42.6250           82,948
----------------------------------------------------------------------------------------------------------------------
          5,109   Ascend Communications, Incorporated                                         65.7500          335,917
----------------------------------------------------------------------------------------------------------------------
         62,085   Cisco System, Incorporated                                                  92.8125        5,762,264
----------------------------------------------------------------------------------------------------------------------
         24,239   Hewlett-Packard Company                                                     68.3125        1,655,827
----------------------------------------------------------------------------------------------------------------------
          2,664   Informix Corporation                                                         9.8437           26,224
----------------------------------------------------------------------------------------------------------------------
         25,738   Intel Corporation                                                          118.5000        3,049,953
----------------------------------------------------------------------------------------------------------------------
         23,511   International Business Machines Corporation                                184.7500        4,343,657
----------------------------------------------------------------------------------------------------------------------
             85   LSI Logic Corporation                                                       16.1250            1,371
----------------------------------------------------------------------------------------------------------------------
            357   Lattice Semiconductor Corporation                                           45.8750           16,377
----------------------------------------------------------------------------------------------------------------------
            185   Linear Technology Corporation                                               89.5000           16,558
----------------------------------------------------------------------------------------------------------------------
          7,734   Microsoft Corporation                                                      138.5625        1,071,642
----------------------------------------------------------------------------------------------------------------------
          9,273   Motorola, Incorporated                                                      61.0625          566,233
----------------------------------------------------------------------------------------------------------------------
          3,090   National Semiconductor Corporation                                          13.5000           41,715
----------------------------------------------------------------------------------------------------------------------
          5,678   Netscape Communications Corporation                                         60.2500          342,099
----------------------------------------------------------------------------------------------------------------------
         46,306   Oracle Corporation                                                          43.1250        1,996,946
----------------------------------------------------------------------------------------------------------------------
         17,451   Seagate Technology, Incorporated                                            30.2500          527,893
----------------------------------------------------------------------------------------------------------------------
         12,103   Tellabs, Incorporated                                                       68.5625          829,812
----------------------------------------------------------------------------------------------------------------------
          2,017   Teradyne, Incorporated                                                      42.3750           85,470
----------------------------------------------------------------------------------------------------------------------
         19,304   Texas Instruments, Incorporated                                             85.5625        1,651,699
----------------------------------------------------------------------------------------------------------------------
        299,713                                                                                          $  23,733,392
================                                                                                        ==============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these statements.

                    SELECT TECHNOLOGY GROWTH TRUST, SERIES 1
                          Notes to Financial Statements
                        December 31, 1996, 1997 and 1998
--------------------------------------------------------------------------------
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Security Valuation - Securities listed on a national securities exchange are valued at the last closing sales price or, if not so listed, at the bid price.

   Security Cost - The original cost to the Trust of the Securities was based, for Securities listed on a national securities exchange on the closing sale prices on the exchange or, if not so listed, at the asked price. The cost was determined on the day of the various Dates of Deposit.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the Securities in the Trust based on the value as described in Note 1 and (3) accumulated dividends thereon, less accrued expenses of the Trust, if any.

   Federal Income Taxes - Each Unitholder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal Income Taxes.

   Distributions to Unitholders of the Trust's taxable income will be taxable as ordinary or capital gain income to Unitholders.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

   Organizational Costs - The Trust will bear all or a portion of its organizational costs, which will be deferred and amortized over five years.

NOTE 2 - PORTFOLIO
   Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at December 31, 1998 is as follows:

                                      Select
                                    Technology
                                   Growth Trust
                                  --------------
   Unrealized Appreciation        $   15,446,286
   Unrealized Depreciation              (119,764)
                                  --------------
                                  $   15,326,522
                                  ==============
NOTE 3 - OTHER
   Marketability - Although it is not obligated to do so, the Managing Underwriter intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the portfolio of the Trust valued as described in Note 1, plus accumulated dividends to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Managing Underwriter may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such Units to the Trustee for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based by adding to the underlying value of the Securities per Unit on the date of an investor's purchase, plus an amount equal to the difference between the maximum sales charge of 4.9% of the public offering price which is equivalent to 5.152% of the underlying value of the Securities and the maximum deferred sales charge of ($0.29 per Unit) and were assessed a deferred sales charge. Commencing September 23, 1996, the secondary sales charge does not includes deferred payments but will instead include only a one-time initial sales charge of 4.4% of the public offering price and will decrease by .5 of 1% on each September 23 to a minimum sales charge of 2.9%.

   Compensation of Evaluator and Supervisor - the Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.0025 per Unit, not to exceed the aggregate cost of the Supervisor for providing such services to all applicable Trusts). The Evaluator receives an annual fee for regularly evaluating the Trust's portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS
   During the periods ended December 31, 1996, 1997 and 1998, 427,250 Units, 235,002 Units and 198,000 Units, respectively, were presented for redemption.

                              GRUNTAL & CO. L.L.C.

          Select Technology Growth Trust, Series 1 Prospectus Part Two
--------------------------------------------------------------------------------

   The Trust. Select Technology Growth Trust, Series 1 (the "Trust") is a unit investment trust which is contained in Van Kampen American Capital Equity Opportunity Trust, Series 19. The Trust offers investors the opportunity to purchase Units representing proportionate interests in a fixed, diversified portfolio of common stocks issued by U.S. based multi-national companies in the high-technology industry (the "Equity Securities"). Unless terminated earlier, the Trust will terminate on September 21, 2000 (the "Mandatory Termination Date") and any Equity Securities then held will, within a reasonable time thereafter, be liquidated or distributed by the Trustee. Any Equity Securities liquidated at termination will be sold at the then current market value for such Equity Securities; therefore, the amount distributable in cash to a Unitholder upon termination may be more or less than the amount such Unitholder paid for his or her Units.

   Objective of the Trust. The objective of the Trust is to provide the potential for capital appreciation by investing in a portfolio of common stocks issued by U.S. based multi-national companies in the high-technology industry. See "Portfolio" in Part One. Each Unit of the Trust represents an undivided fractional interest in all the Equity Securities deposited in the Trust. There is, of course, no guarantee that the objective of the Trust will be achieved.

   Public Offering Price. The Public Offering Price per Unit is equal to the aggregate underlying value of the Equity Securities plus or minus cash, if any, in the Capital and Income Accounts, divided by the number of Units outstanding, plus the sales charge described herein. If Units were available for purchase on the date thereof, the Public Offering Price per Unit would have been that amount set forth under "Summary of Essential Financial Information" in Part One.
The minimum purchase is 100 Units (25 Units for a tax-sheltered retirement plan).

   Dividend and Capital Distributions. Distributions of dividends and capital, if any, received by the Trust will be paid in cash on the applicable distribution date to Unitholders of record on the record date as set forth in the "Summary of Essential Financial Information" in Part One. Any distribution of income and/or capital will be net of the expenses of the Trust. See "Tax Status." Additionally, upon termination of the Trust, the Trustee will distribute, upon surrender of Units for redemption, to each Unitholder his pro rata share of the Trust's assets, less expenses, in the manner set forth under "Rights of Unitholders--Distributions of Income and Capital."

   Secondary Market for Units. Although not obligated to do so, the Managing Underwriter intends to maintain a market for Units of the Trust and offer to repurchase such Units at prices which are based on the aggregate underlying value of Equity Securities in the Trust (generally determined by the closing sale or bid prices of the Equity Securities), plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust. If a secondary market is not maintained, a Unitholder may redeem Units through redemption at prices based upon the aggregate underlying value of the Equity Securities in the Trust (generally determined by the closing sale or bid prices of the Equity Securities), plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust. A Unitholder tendering 2,500 Units or more for redemption may request an In Kind Distribution of shares of Equity Securities (reduced by customary transfer and registration charges) in lieu of payment in cash. See "Rights of Unitholders--Redemption of Units."

      NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE.

                      Both parts of this Prospectus should
              be retained for future reference. This Prospectus is
                  dated as of the date of the Prospectus Part I
                      accompanying this Prospectus Part II.

--------------------------------------------------------------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   Termination. Commencing on the Mandatory Termination Date, Equity Securities will begin to be sold in connection with the termination of the Trust. The Sponsor will determine the manner, timing and execution of the sale of the Equity Securities. At least 60 days prior to the Mandatory Termination Date the Trustee will provide written notice thereof to all Unitholders and will include with such notice a form to enable Unitholders to elect a distribution of shares of Equity Securities if such Unitholder owns at least 2,500 Units of the Trust rather than to receive payment in cash for such Unitholder's pro rata share of the amounts realized upon the disposition by the Trustee of Equity Securities. All Unitholders will receive cash in lieu of any fractional shares. To be effective, the election form, and other documentation required by the Trustee, must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. Unitholders not electing a distribution of shares of Equity Securities will receive a cash distribution from the sale of the remaining Securities within a reasonable time after the Trust is terminated. See "Trust Administration--Amendment or Termination."

   Reinvestment Option. Unitholders may have the opportunity to have their distributions reinvested into additional Units of the Trust. The reinvestment option will be subject to availability of Units and the Sponsor may suspend or terminate the reinvestment option at any time. See "Rights of Unitholders--Reinvestment Option."

   Risk Factors. An investment in the Trust should be made with an understanding of the risks associated therewith, including, among other factors, the possible deterioration of either the financial condition of the issuers or the general condition of the stock market, volatile interest rates, economic recession, and risks specific to the high-technology industry such as rapid product obsolescence due to dynamic industry development. The Trust is not actively managed and Equity Securities will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation. Units of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency and involve investment risk, including the possible loss of principal. See "Risk Factors."

THE TRUST
   Van Kampen American Capital Equity Opportunity Trust, Series 19 is comprised of one unit investment trust, Select Technology Growth Trust, Series 1 (the "Trust"). The Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement (the "Trust Agreement"), dated the date of this Prospectus (the "Initial Date of Deposit"), among Van Kampen Funds, Inc., as Sponsor, American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp., as Evaluator, Van Kampen Investment Advisory Corp., as Supervisor and The Bank of New York, as Trustee, or their predecessors.

   The Trust may be an appropriate medium for investors who desire to participate in a diversified portfolio of equity securities issued by U.S. based multi-national companies in the high-technology industry. Diversification of assets in the Trust will not eliminate the risk of loss always inherent in the ownership of securities. For a breakdown of the portfolio see "Trust Portfolio."

   On the Initial Date of Deposit, the Sponsor deposited with the Trustee the Equity Securities including delivery statements relating to contracts for the purchase of certain such Equity Securities and an irrevocable letter of credit issued by a financial institution in the amount required for such purchases. Thereafter, the Trustee, in exchange for such Equity Securities (and contracts) so deposited, delivered to the Sponsor documentation evidencing the ownership of Units of the Trust. Unless otherwise terminated as provided in the Trust Agreement, the Trust will terminate on the Mandatory Termination Date and Equity Securities then held will within a reasonable time thereafter be liquidated or distributed by the Trustee.

   Each Unit of the Trust initially offered represents an undivided interest in the Trust. To the extent that any Units are redeemed by the Trustee the fractional undivided interest in the Trust represented by each unredeemed Unit will increase although the actual interest in the Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Managing Underwriter, or until the termination of the Trust Agreement.

OBJECTIVES AND SECURITIES SELECTION
   The objective of the Trust is to provide investors with the potential for capital appreciation. The portfolio is described under "Trust Portfolio" herein and "Portfolio" in Part One. The Trust seeks to achieve its objective through a portfolio of domestic equity securities of industry market leaders that present the potential for growth in the expanding areas of communications, large-scale computers, semiconductors and semiconductor fabrication equipment. By investing in a number of areas within the computer industry, the Trust seeks to provide diversity which may help to minimize the effects of rapidly changing product life cycles and stock market fluctuations inherent to the high-technology industry. An investor will be subjected to taxation on the dividend income, if any, received from the Trust and on gains from the sale or liquidation of Equity Securities (see "Tax Status"). Investors should be aware that there is not any guarantee that the objective of the Trust will be achieved because the market value of the Equity Securities can be affected by a variety of factors. Common stocks may be especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. Investors should be aware that there can be no assurance that the value of the underlying Equity Securities will increase or that the issuers of the Equity Securities will pay dividends on outstanding common shares. Any distributions of income will generally depend upon the declaration of dividends by the issuers of the Equity Securities and the declaration of any dividends depends upon several factors including the financial condition of the issuers and general economic conditions.

   In the opinion of Gruntal & Co., Incorporated, the high-technology industry offers an attractive investment opportunity for investors seeking the potential for long-term growth. The high-technology industry is currently dominated worldwide by a relatively small number of U.S. companies that have created today's technology and are developing the technology of the future. Gruntal & Co., believes that an expanding worldwide market, lower prices and increased ease of use should generate substantial growth for personal computers and all related products. Accordingly, Gruntal & Co. believes that the computer industry is just entering its adolescence and the universal appeal of personal computers will continue to drive demand for years to come. Multitudes of new buyers are seeking new technological products for personal use and personal computers have become affordably priced systems for many buyers in less-developed countries. Consumers already use computers for shopping, paying bills, sending letters, entertainment and education, and as the industry grows, consumers are likely to buy personal computers to travel the information highway. Furthermore, companies dedicated to improving productivity are continually investing in and upgrading computers to remain competitive--according to industry estimates, there are 50 personal computers installed per 100 workers in the U.S. compared to 22 in western Europe, 17 in Japan and even less in other countries, representing an opportunity for worldwide growth. Because technology has become a vital part of life and a key to the economic future of businesses and individuals, Gruntal & Co. anticipates more growth in the high-technology sector than almost any other industry. In selecting the Equity Securities, Gruntal & Co. considered the following factors, among others: the company's ability to develop leading-edge technology, attractiveness of market fundamentals, management's ability to succeed in a rapidly changing environment, the development of a company's product line, the company's strength within its sector and maintaining portfolio diversification within the high-technology industry.

   The Equity Securities were selected by Gruntal & Company's high-technology market analyst team, Roxane Googin and Mona Eraiba. Roxane Googin received her M.B.A. from the University of Virginia, her B.S. in Engineering from the University of Tennessee, and she has over 10 years of experience in the high-technology industry. Ms. Googin recently earned The Wall Street Journal's top All-Star Analyst ranking in the computer networking stocks sector. In selecting the Equity Securities, Ms. Googin concentrated on identifying the growth potential of U.S. computer companies involved in the areas of communications and large-scale computing. Mona Eraiba received her M.B.A. from Columbia University in New York, her B.S. in Electrical Engineering from Washington University and has over 12 years of investment experience, including a specialization in high-technology issues. In selecting the Equity Securities, Ms. Eraiba concentrated on the potential growth found in equities of companies involved in the areas of semiconductors and semiconductor fabrication equipment. Investors should be aware that members of the Managing Underwriter's research department, including Ms. Googin and Ms. Eraiba, are compensated based on brokerage commissions generated from their research and on the dollar amount of sales of the Trust. In addition, Ms. Googin and Ms. Eraiba may trade the Equity Securities in their own personal accounts.

   Investors should be aware that the Trust is not a "managed" fund and as a result the adverse financial condition of a company will not result in its elimination from the portfolio except under extraordinary circumstances (see "Trust Administration--Portfolio Administration"). In addition, Equity Securities will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation. Investors should note in particular that the Equity Securities were selected by the Managing Underwriter prior to the Initial Date of Deposit and the portfolio is designed to achieve the objective of the Trust over the entire term of the Trust. The Trust may continue to purchase or hold Equity Securities originally selected through this process even though the evaluation of the attractiveness of the Equity Securities may have changed and, if the evaluation were performed again at that time, the Equity Securities would not be selected for the Trust.

TRUST PORTFOLIO
   The Trust consists of the several issues of Equity Securities issued by U.S. based multi-national companies in the high-technology industry. All of the Equity Securities are listed on a national securities exchange, the NASDAQ National Market System or traded in the over-the-counter market. Each of the companies whose Equity Securities are included in the portfolio were selected based upon those factors referred to under "Objectives and Securities Selection" above.

   The Trust consists of such of the Equity Securities listed under "Portfolio" in Part One as may continue to be held from time to time in the Trust and any additional Equity Securities acquired and held by the Trust pursuant to the provisions of the Trust Agreement together with cash held in the Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Equity Securities. However, should any contract for the purchase of any of the Equity Securities initially deposited hereunder fail, the Sponsor will, unless substantially all of the moneys held in the Trust to cover such purchase are reinvested in substitute Equity Securities in accordance with the Trust Agreement, refund the cash and sales charge attributable to such failed contract to all Unitholders on the next distribution date.

   Because certain of the Equity Securities from time to time may be sold under certain circumstances described herein, and because the proceeds from such events will be distributed to Unitholders and will not be reinvested, no assurance can be given that the Trust will retain for any length of time its present size and composition. Although the portfolio is not managed, the Sponsor may instruct the Trustee to sell Equity Securities under certain limited circumstances. Pursuant to the Trust Agreement and with limited exceptions, the Trustee may sell any securities or other property acquired in exchange for Equity Securities such as those acquired in connection with a merger or other transaction. If offered such new or exchanged securities or property, the Trustee shall reject the offer. However, in the event such securities or property are nonetheless acquired by the Trust, they may be accepted for deposit in the Trust and either sold by the Trustee or held in the Trust pursuant to the direction of the Sponsor (who may rely on the advice of the Supervisor). See "Trust Administration--Portfolio Administration." Equity Securities, however, will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation.

   Unitholders will be unable to dispose of any of the Equity Securities as such and will not be able to vote the Equity Securities. As the holder of the Equity Securities, the Trustee will have the right to vote all of the voting stocks in the Trust and will vote such stocks in accordance with the instructions of the Sponsor.

   The Managing Underwriter may acquire the Equity Securities for the Sponsor. The Managing Underwriter in its general securities business acts as agent or principal in connection with the purchase and sale of equity securities, including the Equity Securities in the Trust, and may act as a market maker in certain of the Equity Securities. The Managing Underwriter may also, from time to time, issue reports on and make recommendations relating to equity securities, which may include the Equity Securities. From time to time the Managing Underwriter may act as investment banker or an employee or affiliate may be a director of a company whose shares are included among the Equity Securities; nonpublic information concerning such a company would not be disclosed to the Managing Underwriter or for the benefit of the Trust under such circumstances.

RISK FACTORS
   An investment in Units of the Trust should be made with an understanding of the characteristics of the high-technology industry and the risks which such an investment may entail. The market for high-technology products is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Equity Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Equity Securities will be able to respond timely to compete in the rapidly developing marketplace.

   Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Equity Securities and therefore the ability of a Unitholder to redeem Units at a price equal to or greater than the original price paid for such Units.
   Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Equity Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Equity Securities.

   Certain issuers of the Equity Securities may derive a significant amount of business in foreign markets. Many countries, especially emerging market countries, have regulatory requirements that differ from U.S. requirements and are characterized by less developed and more volatile economies. International sales and operations are subject to certain risks, including unexpected changes in regulatory environments, exchange rates, tariffs and other barriers, political and economic instability and potentially adverse tax consequences. All of these factors could have a material adverse impact on the financial condition of certain issuers.

   Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Equity Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuer's technology.

   An investment in Units should also be made with an understanding of the risks which an investment in common stocks entail, including the risk that the financial condition of the issuers of the Equity Securities or the general condition of the common stock market may worsen and the value of the Equity Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. The perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Trust have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the Equity Securities may be expected to fluctuate over the life of the Trust to values higher or lower than those prevailing on the Initial Date of Deposit.

   Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights of liquidation which are senior to those of common stockholders.

   Year 2000 Readiness Disclosure. These two paragraphs constitute "Year 2000 Readiness Disclosure" within the meaning of the Year 2000 Information and Readiness Disclosure Act of 1998. If computer systems used by the Sponsor, Evaluator, Supervisor, Trustee or other service providers to the Trust do not properly process date-related information after December 31, 1999, the resulting difficulties could adversely impact the Trust. This is commonly known as the "Year 2000 Problem". The Sponsor, Evaluator, Supervisor and Trustee are taking steps to address this problem and to obtain reasonable assurances that other service providers to the Trust are taking comparable steps. We cannot guarantee that these steps will be sufficient to avoid any adverse impact on the Trust. This problem may impact corporations to varying degrees based on factors such as industry sector and degree of technological sophistication. We cannot predict what impact, if any, this problem will have on the issuers of the Securities.

   In addition, computer failures throughout the financial services industry beginning January 1, 2000 could have a detrimental affect on the markets for the Securities. Improperly functioning trading systems may result in settlement problems and liquidity issues. Moreover, corporate and governmental data processing errors may adversely affect issuers and overall economic uncertainties. Remediation costs will affect the earnings of individual issuers. These costs could be substantial. Issuers may report these costs inconsistently in U.S. and foreign financial markets. All of these issues could adversely affect the Securities and the Trust.

TAX STATUS

   The following is a general discussion of certain of the federal income tax consequences of the purchase, ownership and disposition of the Units of the Trust. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment within the meaning of Section 1221 of the Internal Revenue Code of 1986 (the "Code")). Unitholders should consult their tax advisers in determining the federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in the Trust. For purposes of the following discussion and opinion, it is assumed that each Security is equity for federal income tax purposes.

   In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:

   1. The Trust is not an association taxable as a corporation for federal income tax purposes; each Unitholder will be treated as the owner of a pro rata portion of each of the assets of the Trust under the Code; and the income of the Trust will be treated as income of the Unitholders thereof under the Code. Each Unitholder will be considered to have received his pro rata share of income derived from the Trust asset when such income is considered to be received by the Trust.

   2. A Unitholder will be considered to have received all of the dividends paid on his pro rata portion of each Security when such dividends are considered to be received by the Trust. Unitholders will be taxed in this manner regardless of whether distributions from the Trust are actually received by the Unitholder or are automati cally reinvested.

   3. Each Unitholder will have a taxable event when the Trust disposes of a Security (whether by sale, exchange, liquidation, redemption, or otherwise) or upon the sale or redemption of Units by such Unitholder (except to the extent an in kind distribution of stock is received by such Unitholder as described below). The price a Unitholder pays for his Units, generally including sales charges, is allocated among his pro rata portion of each Security held by the Trust (in proportion to the fair market values thereof on the valuation date nearest the date the Unitholder purchase his Units) in order to determine his initial tax basis for his pro rata portion of each Security held by the Trust. Unitholders should consult their own tax advisers with regard to calculation of basis. For federal income tax purposes, a Unitholder's pro rata portion of dividends as defined by Section 316 of the Code paid by a corporation with respect to a Security held by the Trust is taxable as ordinary income to the extent of such corporation's current and accumulated "earnings and profits". A Unitholder's pro rata portion of dividends paid on such Security which exceeds such current and accumulated earnings and profits will first reduce a Unitholder's tax basis in such Security, and to the extent that such dividends exceed a Unitholder's tax basis in such Security shall generally be treated as capital gain. In general, the holding period for such capital gain will be determined by the period of time a Unitholder has held his Units.

   4. A Unitholder's portion of gain, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital gain, except in the case of a dealer or a financial institution. A Unitholder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital loss (except in the case of a dealer or a financial institution).

   Dividends Received Deduction. A corporation that owns Units will generally be entitled to a 70% dividends received deduction with respect to such Unitholder's pro rata portion of dividends received by the Trust (to the extent such dividends are taxable as ordinary income, as discussed above, and are attributable to domestic corporations) in the same manner as if such corporation directly owned the Securities paying such dividends (other than corporate Unitholders, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding corporation tax). However, a corporation owning Units should be aware that Sections 246 and 246A of the Code impose additional limitations on the eligibility of dividends for the 70% dividends received deduction. These limitations include a requirement that stock (and therefore Units) must generally be held at least 46 days (as determined under Section 246(c) of the Code). Final regulations have been issued which address special rules that must be considered in determining whether the 46 day holding requirement is met. Moreover, the allowable percentage of the deduction will be reduced from 70% if a corporate Unitholder owns certain stock (or Units) the financing of which is directly attributable to indebtedness incurred by such corporation.

   To the extent dividends received by the Trust are attributable to foreign corporations, a corporation that owns Units will not be entitled to the dividends received deduction with respect to its pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations. Unitholders should consult with their tax advisers with respect to the limitations on and possible modifications to the dividends received deduction.

   Limitations on Deductibility of Trust Expenses by Unitholders. Each Unitholder's pro rata share of each expense paid by the Trust is deductible by the Unitholder to the same extent as though the expense had been paid directly by him. It should be noted that as a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unitholders may be required to treat some or all of the expenses of the Trust as miscellaneous itemized deductions subject to this limitation.

   Recognition of Taxable Gain or Loss Upon Disposition of Securities by the Trust or Disposition of Units. As discussed above, a Unitholder may recognize taxable gain (or loss) when a Security is disposed of by the Trust or if the Unitholder disposes of a Unit. The Internal Revenue Service Restructing and Reform Act of 1998 (the "1998 Tax Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions) is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposed for determining the holding period of the Unit. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income.

   In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

   If a Unitholder disposes of a Unit he is deemed thereby to have disposed of his entire pro rata interest in all assets of the Trust including his pro rata portion of all Securities represented by a Unit.

   The Taxpayer Relief Act of 1997 (the "1997 Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not of loss) and for purposes of determining the holding period. Unitholders should consult their own tax advisers with regard to any such constructive sales rules.

   Special Tax Consequences of In Kind Distributions Upon Redemption of Units or Termination of the Trust. As discussed in "Rights of Unitholders--Redemption of Units", under certain circumstances a Unitholder tendering Units for redemption may request an in kind distribution. A Unitholder may also under certain circumstances request an in kind distribution upon the termination of the Trust. See "Rights of Unitholders--Redemption of Units." As previously discussed, prior to the redemption of Units or the termination of the Trust, a Unitholder is considered as owning a pro rata portion of each of the Trust's assets for federal income tax purposes. The receipt of an in kind distribution will result in a Unitholder receiving an undivided interest in whole shares of stock plus, possibly, cash.

   The potential tax consequences that may occur under an in kind distribution with respect to each Security held by the Trust will depend on whether or not a Unitholder receives cash in addition to Securities. A "Security" for this purpose is a particular class of stock issued by a particular corporation. A Unitholder will not recognize gain or loss if a Unitholder only receives Securities in exchange for his or her pro rata portion of the Securities held by the Trust. However, if a Unitholder also receives cash in exchange for a fractional share of Security held by the Trust, such Unitholder will generally recognize gain or loss based upon the difference between the amount of cash received by the Unitholder and his tax basis in such fractional share of a Security held by the Trust.

   Because the Trust will own many Securities, a Unitholder who requests an in kind distribution will have to analyze the tax consequences with respect to each Security owned by the Trust. The amount of taxable gain (or loss) recognized upon such exchange will generally equal the sum of the gain (or loss) recognized under the rules described above by such Unitholder with respect to each Security owned by the Trust. Unitholders who request an in kind distribution are advised to consult their tax advisers in this regard.

   Computation of the Unitholder's Tax Basis. Initially, a Unitholder's tax basis in his Units will generally equal the price paid by such Unitholder of his Units. The cost of the Units is allocated among the Securities held in the Trust in accordance with the proportion of the fair market values of such Securities on the valuation date nearest the date the Units are purchased in order to determine such Unitholder's tax basis for his pro rata portion of each Security. A Unitholder's tax basis in his Units and his pro rata portion of a Security held by the Trust will be reduced to the extent dividends paid with respect to such Security are received by the Trust which are not taxable as ordinary income as described above.

   General. Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by the Trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by the Trust (other than those that are not treated as United States source income, if any) will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons. Such persons should consult their tax advisers.

   In general, income that is not effectively connected to the conduct of a trade or business within the United States that is earned by non-U.S. Unitholders and derived from dividends of foreign corporations will not be subject to U.S. withholding tax provided that less than 25 percent of the gross income of the foreign corporations for a three-year period ending with the close of its taxable year preceding payment was effectively connected to the conduct of a trade or business within the United States. In addition, such earnings may be exempt from U.S. withholding pursuant to a specific treaty between the United States and a foreign country. Non-U.S. Unitholders should consult their own tax advisers regarding the imposition of U.S. withholding on distributions from the Trust.

   It should be noted that payments to the Trust of dividends on Securities that are attributable to foreign corporations may be subject to foreign withholding taxes and Unitholders should consult their tax advisers regarding the potential tax consequences relating to the payment of any such withholding taxes by the Trust. Any dividends withheld as a result thereof will nevertheless be treated as income to the Unitholders. Because, under the grantor trust rules, an investor is deemed to have paid directly his share of foreign taxes that have been paid or accrued, if any, an investor may be entitled to a foreign tax credit or deduction for United States tax purposes with respect to such taxes. The 1997 Act imposes a required holding period for such credits.
Investors should consult their tax advisers with respect to foreign withholding taxes and foreign tax credits.

   At the termination of the Trust, the Trustee will furnish to each Unitholder of the Trust a statement containing information relating to the dividends received by the Trust on the Securities, the gross proceeds received by the Trust from the disposition of any Security (resulting from redemption or the sale of any Security), and the fees and expenses paid by the Trust. The Trustee will also furnish annual information returns to Unitholders and to the Internal Revenue Service.

   In the opinion of special counsel to the Trust for New York tax matters, the Trust is not an association taxable as a corporation and the income of the Trust will be treated as the income of the Unitholders under the existing income tax laws of the State and City of New York.

   The foregoing discussion relates only to the tax treatment of U.S. Unitholders ("U.S. Unitholders") with regard to federal and certain aspects of New York State and City income taxes. Unitholders may be subject to taxation in New York or in other jurisdictions and should consult their own tax advisers in this regard. As used herein, the term "U.S. Unitholder" means an owner of a Unit of the Trust that (a) is (i) for United States federal income tax purposes a citizen or resident of the United States, (ii) a corporation, partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof, or (iii) an estate or trust the income of which is subject to United States federal income taxation regardless of its source or (b) does not qualify as a U.S. Unitholder in paragraph (a) but whose income from a Unit is effectively connected with such Unitholder's conduct of a United States trade or business. The term also includes certain former citizens of the United States whose income and gain on the Units will be taxable. Unitholders should consult their tax advisers regarding potential foreign, state or local taxation with respect to the Units.

TRUST OPERATING EXPENSES
   Compensation of Sponsor, Evaluator, Supervisory Servicer and Managing Underwriter. The Sponsor will not receive any fees in connection with its activities relating to the Trust. The Evaluator shall receive that evaluation fee, payable in any month incurred, set forth under "Summary of Essential Financial Information" in Part One (which is based on the number of Units outstanding on January 1 of each year for which such compensation relates) for regularly evaluating the Trust portfolio. Such fee may exceed the actual cost of providing such evaluation services for this Trust, but at no time will the total amount paid to the Evaluator for providing evaluation services to unit investment trusts of which Van Kampen Funds Inc. acts as Sponsor in any calendar year exceed the aggregate cost to the Evaluator of supplying such services in such year. The Supervisory Servicer will receive an annual supervisory fee, payable in monthly installments, which is not to exceed the amount set forth under "Summary of Essential Financial Information" in Part One (which is based on the number of Units outstanding on January 1 of each year for which such compensation relates) for providing portfolio supervisory services for the Trust. Such fee may exceed the actual costs of providing such supervisory services for this Trust, but at no time will the total amount received for portfolio supervisory services rendered to all unit investment trusts sponsored by the Sponsor for which the Supervisor provides portfolio supervisory services in any calendar year exceed the aggregate cost to the Supervisor of supplying such services in such year. Pursuant to a contract with the Supervisor, the Managing Underwriter, which is regularly engaged in the business of evaluating, quoting or appraising comparable securities, provides, for both the initial offering period and secondary market transactions, portfolio supervisory services for the Trust and receives for such services the entire supervisory fee paid to the Supervisor. Both of the foregoing fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. The Sponsor and the Managing Underwriter will receive sales commissions and may realize other profits (or losses) in connection with the sale of Units and the deposit of the Equity Securities as described under "Public Offering--Sponsor and Managing Underwriter Compensation."

   Trustee's Fee. For its services the Trustee will receive an annual fee from the Trust as set forth under "Summary of Essential Financial Information" in Part One (which amount is based on the number of Units outstanding on January 1 of each year for which such compensation relates). The Trustee's fees are payable in monthly installments on or before the twenty-fifth day of each month from the Income Account to the extent funds are available and then from the Capital Account. The Trustee benefits to the extent there are funds for future distributions, payment of expenses and redemptions in the Capital and Income Accounts since these accounts are non-interest bearing and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds. Such fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. For a discussion of the services rendered by the Trustee pursuant to its obligations under the Trust Agreement, see "Rights of Unitholders--Reports Provided" and "Trust Administration."

   Miscellaneous Expenses. Expenses incurred in establishing the Trust, including the cost of the initial preparation of documents relating to the Trust (including the Prospectus, Trust Agreement and certificates), federal and state registration fees, the initial fees and expenses of the Trustee, legal and accounting expenses, payment of closing fees and any other out-of-pocket expenses, will be paid by the Trust and amortized over the life of the Trust. The following additional charges are or may be incurred by the Trust: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Trust, (b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Trust without gross negligence, bad faith or wilful misconduct on its part and (g) expenditures incurred in contacting Unitholders upon termination of the Trust. The Trust may pay the cost of updating its registration statement each year. Unit investment trust sponsors have historically paid these costs.

   The fees and expenses set forth herein are payable out of the Trust. When such fees and expenses are paid by or owing to the Trustee, they are secured by a lien on the Trust's portfolio. Since the Equity Securities are all common stocks, and the income stream produced by dividend payments is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of the Trust. If the balances in the Income and Capital Accounts are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Equity Securities to pay such amounts. These sales may result in capital gains or losses to Unitholders. See "Tax Status."

PUBLIC OFFERING
   General. Units are offered at the Public Offering Price (which is based on the aggregate underlying value of the Equity Securities and includes a sales charge initially equal to 4.4% of the Public Offering Price which will be reduced by .5 of 1% on each September 23, commencing September 23, 1997, to a minimum of 2.9%). The total maximum sales charge assessed to Unitholders on a per Unit basis will be 4.4% of the Public Offering Price (4.603% of the aggregate value of the Securities in the Trust). Such underlying value shall include the proportionate share of any undistributed cash held in the Capital and Income Accounts.

   Any sales charge reduction will primarily be the responsibility of the selling Managing Underwriter, broker, dealer or agent. Registered representatives of selling brokers, dealers, or agents may purchase Units of the Trust at the current Public Offering Price less the concession described under "Unit Distribution".

   A "Qualified Gruntal Purchaser" may purchase Units of the Trust at a Public Offering Price subject to a one-time secondary market sales charge of 2.9% of the Public Offering Price. The term "Qualified Gruntal Purchaser" includes (1) employees, officers and directors of Gruntal & Co., L.L.C., (2) immediate family members thereof (spouses, children, grandchildren, parents, grandparents, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law) and (3) trustees, custodians or fiduciaries for the benefit of the persons described in
(1) and (2).

   Offering Price. The Public Offering Price of the Units will vary from the amounts stated under "Summary of Essential Financial Information" in Part One in accordance with fluctuations in the prices of the underlying Equity Securities in the Trust.

   As indicated above, the price of the Units was established by adding to the determination of the aggregate underlying value of the Equity Securities an amount equal to the sales charge for the Trust (initially 4.4% of the Public Offering Price) and dividing the sum so obtained by the number of Units outstanding. Such underlying value shall include the proportionate share of any cash held in the Income and Capital Accounts. Such price determination as of the close of business on the day before the Initial Date of Deposit was made on the basis of an evaluation of the Equity Securities in the Trust prepared by Interactive Data Services, Inc., a firm regularly engaged in the business of evaluating, quoting or appraising comparable securities. Thereafter, the Evaluator on each business day will appraise or cause to be appraised the value of the underlying Equity Securities as of the Evaluation Time on days the New York Stock Exchange is open and will adjust the Public Offering Price of the Units commensurate with such valuation. Such Public Offering Price will be effective for all orders received prior to the Evaluation Time on each such day. Orders received by the Trustee or Managing Underwriter for purchases, sales or redemptions after that time, or on a day when the New York Stock Exchange is closed, will be held until the next determination of price. Commencing on September 23, 1996, the secondary market sales charge will not include deferred payments but will instead include only a one-time initial sales charge of 4.4% of the Public Offering Price and will be reduced by .5 of 1% on each subsequent September 23 to a minimum sales charge of 2.9%.

   The value of the Equity Securities during the secondary market is determined on each business day by the Evaluator as described under "Rights of Unitholders
- Redemption of Units."

   In offering the Units to the public, neither the Sponsor, the Managing Underwriter nor any broker-dealers are recommending any of the individual Equity Securities in the Trust but rather the entire pool of Equity Securities, taken as a whole, which are represented by the Units.

   Unit Distribution. Units will be distributed to the public by the Managing Underwriter, broker-dealers and others at the Public Offering Price. Upon the completion of the initial offering period, Units repurchased in the secondary market, if any, may be offered by this Prospectus at the secondary market Public Offering Price in the manner described above.

   The Sponsor intends to qualify the Units for sale in a number of states.

   Certain commercial banks are making Units of the Trust available to their customers on an agency basis. A portion of the sales charge (equal to the agency commission referred to above) is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. Any quantity discount provided to investors will be borne by the selling dealer, agent, Managing Underwriter or the Sponsor as indicated under "General" above. For secondary market transactions, the concession or agency commission will amount to 70% of the sales charge applicable to the transaction.

   To facilitate the handling of transactions, sales of Units shall normally be limited to transactions involving a minimum of 100 Units (25 Units for a tax-sheltered retirement plan). The Managing Underwriter reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time. Brokers and dealers of the Trust, banks and/or others are eligible to participate in a program in which such firms receive from the Managing Underwriter a nominal award for each of their registered representatives who have sold a minimum number of units of unit investment trusts created by the Managing Underwriter during a specified time period. In addition, at various times the Managing Underwriter may implement other programs under which the sales forces of brokers, dealers, banks and/or others may be eligible to win other nominal awards for certain sales efforts, or under which the Managing Underwriter will reallow to any such brokers, dealers, banks and/or others that sponsor sales contests or recognition programs conforming to criteria established by the Managing Underwriter, or participate in sales programs sponsored by the Managing Underwriter, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Managing Underwriter in its discretion may from time to time pursuant to objective criteria established by the Managing Underwriter pay fees to qualifying brokers, dealers, banks and/or others for certain services or activities which are primarily intended to result in sales of Units of the Trust. Such payments are made by the Managing Underwriter out of its own assets and not out of the assets of the Trust. These programs will not change the price Unitholders pay for their Units or the amount that the Trust will receive from the Units sold.

   Sponsor and Managing Underwriter Compensation. The Managing Underwriter will receive a gross sales commission initially equal to 4.4% of the Public Offering Price of the Units, less any reduced sales charge as described under "General" above. Any discount provided to investors will borne by the selling Managing Underwriter, dealer or agent as indicated under "General" above.

   In addition, the Managing Underwriter realized a profit or sustained a loss, as the case may be, as a result of the difference between the price paid for the Equity Securities by the Managing Underwriter and the cost of such Equity Securities to the Trust on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Equity Securities in the Trust portfolio. The Sponsor and the Managing Underwriter may further realize additional profit or loss as a result of the possible fluctuations in the market value of the Equity Securities in the Trust after a date of deposit, since all proceeds received from the sale of Units (excluding dealer concessions and agency commissions allowed, if any) will be retained by the Sponsor or Managing Underwriter.

   A person will become the owner of the Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor or Managing Underwriter prior to the date of settlement for the purchase of Units may be used in the Sponsor's or Managing Underwriter's business and may be deemed to be a benefit to the Sponsor or Managing Underwriter, subject to the limitations of the Securities Exchange Act of 1934.

   As stated under "Public Market" below, the Managing Underwriter intends to maintain a secondary market for Units of the Trust. In so maintaining a market, the Managing Underwriter or the Sponsor will also realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge). In addition, the Managing Underwriter or the Sponsor will also realize profits or sustain losses resulting from a redemption of such repurchased Units at a price above or below the purchase price for such Units, respectively.

   Public Market. Although it is not obligated to do so, the Managing Underwriter intends to maintain a secondary market for the Units offered hereby and offer continuously to purchase Units at prices subject to change at any time, based upon the aggregate underlying value of the Equity Securities in the Trust (computed as indicated under "Offering Price" above and "Rights of Unitholders--Redemption of Units"). If the supply of Units exceeds demand or if some other business reason warrants it, the Managing Underwriter may either discontinue all purchases of Units or discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units and the Unitholder cannot find another purchaser, a Unitholder desiring to dispose of his Units will be able to dispose of such Units by tendering them to the Trustee for redemption at the Redemption Price. A Unitholder who wishes to dispose of his Units should inquire of his broker as to current market prices in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof.

   Tax-Sheltered Retirement Plans. Units of the Trust are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The purchase of Units of the Trust may be limited by the plans' provisions and does not itself establish such plans. The minimum purchase in connection with a tax-sheltered retirement plan is 25 Units.

RIGHTS OF UNITHOLDERS
   General. The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units of the Trust will be evidenced by book entry unless a Unitholder or the Unitholder's registered broker-dealer makes a written request to the Trustee that ownership be evidenced by certificates. Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by a certificate, by presentation and surrender of such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign such written request, and such certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate representing the Units to be transferred with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guarantee program in addition to, or in substitution for, STAMP as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Certificates will be issued in denominations of one Unit or any whole multiple thereof.

   Although no such charge is now made or contemplated, the Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer of interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   Distributions of Income and Capital. Any dividends received by the Trust with respect to the Equity Securities therein are credited by the Trustee to the Income Account. Other receipts (e.g., capital gains, proceeds from the sale of Equity Securities, etc.) are credited to the Capital Account.

   The Trustee will distribute any net income with respect to any of the Equity Securities in the Trust on or about the Income Distribution Dates to Unitholders of record on the preceding Income Record Dates. See "Summary of Essential Financial Information" in Part One. Proceeds received on the sale of any Equity Securities in the Trust, to the extent not used to meet redemptions of Units or pay expenses, will (except as hereinafter provided) be distributed annually on the Capital Account Distribution Date to Unitholders of record on the preceding Capital Account Record Date. Proceeds received from the disposition of any of the Equity Securities after a record date and prior to the following distribution date will be held in the Capital Account of the Trust and not distributed until the next distribution date applicable to such Capital Account. Proceeds received on the sale of any Equity Securities in the Trust, to the extent not used to meet redemptions of Units or pay expenses, will, however, be distributed on the twenty-fifth day of each month to holders of record on the tenth day of such month if the amount available for distribution equals at least $0.01 per Unit. The Trustee is not required to pay interest on funds held in the Capital or Income Accounts (but may itself earn interest thereon and therefore benefits from the use of such funds).

   The distribution to Unitholders as of each record date will be made on the following distribution date or shortly thereafter and shall consist of each Unitholder's pro rata share of the cash in the Income Account after deducting estimated expenses. Because dividends are not received by the Trust at a constant rate throughout the year, such distributions to Unitholders are expected to fluctuate from distribution to distribution. Persons who purchase Units will commence receiving distributions only after such person becomes a record owner. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker-dealer.

   On or before the twenty-fifth day of each month, the Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account, amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Operating Expenses"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the accounts. In addition, the Trustee may withdraw from the Income and Capital Accounts such amounts as may be necessary to cover redemptions of Units.

   Reinvestment Option. Unitholders of the Trust may elect to have each distribution of income, capital gains and/or capital on their Units automatically reinvested in additional Units of the Trust subject only to the remaining deferred sales charge payments (to the extent Units may be lawfully offered for sale in the state in which the Unitholder resides). To participate in the reinvestment plan, a Unitholder may either contact his or her broker or agent or file with the Trustee a written notice of election at least ten days prior to the Record Date for which the first distribution is to apply. A Unitholder's election to participate in the reinvestment plan will apply to all Units of the Trust owned by such Unitholder and such election will remain in effect until changed by the Unitholder."

   Reinvestment plan distributions may be reinvested in Units already held in inventory by the Managing Underwriter (see "Public Offering--Public Market") or, until such time as additional Units cease to be issued by the Trust (see "The Trust"), distributions may be reinvested in such additional Units. If Units are unavailable in the secondary market, distributions which would otherwise have been reinvested shall be paid in cash to the Unitholder on the applicable Distribution Date.

   Purchases of additional Units made pursuant to the reinvestment plan will be made subject only to the remaining deferred sales charge payments on the related Income or Capital Distribution Dates. Under the reinvestment plan, the Trust will pay the Unitholder's distributions to the Trustee which in turn will purchase for such Unitholder Units of the Trust and will send such Unitholder a statement reflecting the reinvestment.

   A participant may at any time prior to five days preceding the next succeeding distribution date, by so notifying the Trustee in writing, elect to terminate his or her reinvestment plan and receive future distributions on his or her Units in cash. There will be no charge or other penalty for such termination. The Sponsor shall have the right to suspend or terminate the reinvestment plan at any time.

   Reports Provided. The Trustee shall furnish Unitholders in connection with each distribution a statement of the amount of income and the amount of other receipts (received since the preceding distribution), if any, being distributed, expressed in each case as a dollar amount representing the pro rata share of each Unit outstanding. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a registered Unitholder of the Trust a statement (i) as to the Income Account: income received, deductions for applicable taxes and for fees and expenses of the Trust, for redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (ii) as to the Capital Account: the dates of disposition of any Equity Securities and the net proceeds received therefrom, deductions for payment of applicable taxes, fees and expenses of the Trust held for distribution to Unitholders of record as of a date prior to the determination and the balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (iii) a list of the Equity Securities held by the Trust and the number of Units outstanding on the last business day of such calendar year; (iv) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; and (v) amounts actually distributed during such calendar year from the Income and Capital Accounts, separately stated, expressed as total dollar amounts.

   In order to comply with federal and state tax reporting requirements, Unitholders will be furnished, upon request to the Trustee, evaluations of the Securities in the Trust furnished to it by the Evaluator.

   Redemption of Units. A Unitholder may redeem all or a portion of his or her Units by tender to the Trustee at its unit investment trust division office at 101 Barclay Street, 20th Floor, New York, New York 10286 of a request for redemption duly endorsed or accompanied by proper instruments of transfer with signature guaranteed as described above and by payment of applicable governmental charges, if any. No redemption fee will be charged. On the third business day following such tender the Unitholder will receive in cash (unless the redeeming Unitholder elects an "In Kind Distribution" as described below) an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of such tender of Units as of the Evaluation Time set forth under "Summary of Essential Financial Information" in Part One. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received after the applicable Evaluation Time the date of tender is the next day on which the New York Stock Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day.

   The Trustee is empowered to sell Equity Securities of the Trust in order to make funds available for redemption if funds are not otherwise available in the Capital and Income Accounts to meet redemptions. The Equity Securities to be sold will be selected by the Trustee from those designated on a current list provided by the Supervisor for this purpose. Units so redeemed shall be cancelled.

   Unitholders in the Trust tendering 2,500 or more Units for redemption may request from the Trustee in lieu of a cash redemption a distribution in kind ("In Kind Distribution") of an amount and value of Equity Securities per Unit equal to the Redemption Price per Unit as determined as of the next evaluation following the tender. An In Kind Distribution on redemption of Units will be made by the Trustee through the distribution of each of the Equity Securities in book-entry form to the account of the Unitholder's broker-dealer at Depository Trust Company. The tendering Unitholder will receive his pro rata number of whole shares of each of the Equity Securities comprising the Trust portfolio and cash from the Capital Account equal to the fractional shares to which the tendering Unitholder is entitled. The Trustee may adjust the number of shares of any issue of Equity Securities included in a Unitholder's In Kind Distribution to facilitate the distribution of whole shares, such adjustment to be made on the basis of the value of the Equity Securities on the date of tender. If funds in the Capital Account are insufficient to cover the required cash distribution to the tendering Unitholder, the Trustee may sell Equity Securities according to the criteria discussed above.

   To the extent that Equity Securities are redeemed in kind or sold, the size of the Trust will be, and the diversity of the Trust may be, reduced. Sales may be required at a time when the Equity Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Equity Securities in the portfolio at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an In Kind Distribution. See "Tax Status."

   The Redemption Price per Unit (as well as the secondary market Public Offering Price) will be determined on the basis of the aggregate underlying value of the Equity Securities in the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust. The Redemption Price per Unit is the pro rata share of each Unit in the Trust determined on the basis of (i) the cash on hand in such Trust, (ii) the value of the Equity Securities in such Trust and
(iii) dividends receivable on the Equity Securities of such Trust trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of such Trust and (b) the accrued expenses of such Trust. The Evaluator may determine the value of the Equity Securities in the Trust in the following manner: if the Equity Securities are listed on a national securities exchange, this evaluation is generally based on the closing sale prices on that exchange (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange, at the closing bid prices. If the Equity Securities of the Trust are not so listed or, if so listed and the principal market therefore is other than on the exchange, the evaluation shall generally be based on the current bid price on the over-the-counter market (unless these prices are inappropriate as a basis for evaluation). If current bid prices are unavailable or inappropriate as a basis for valuation, the evaluations generally determined
(a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Equity Securities of such Trust on the bid side of the market or (c) by any combination of the above.

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities in the Trust is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit.

TRUST ADMINISTRATION
   Managing Underwriter Purchases of Units. The Trustee shall notify the Managing Underwriter of any Units tendered for redemption. If the Managing Underwriter's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase such Units by notifying the Trustee before the close of business on the next succeeding business day and by making payment therefor to the Unitholder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Managing Underwriter may be tendered to the Trustee for redemption as any other Units.

   The offering price of any Units acquired by the Managing Underwriter will be in accord with the Public Offering Price described in the then currently effective prospectus describing such Units. Any profit resulting from the resale of such Units will belong to the Managing Underwriter which likewise will bear any loss resulting from a lower offering or redemption price subsequent to its acquisition of such Units.

   Portfolio Administration. The portfolio of the Trust is not "managed" by the Sponsor, Supervisor or the Trustee; their activities described herein are governed solely by the provisions of the Trust Agreement. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. While the Trust will not be managed, the Trust Agreement does provide that the Sponsor may (but need not) direct the Trustee to dispose of an Equity Security in certain events such as the issuer having defaulted on the payment on any of its outstanding obligations or the price of an Equity Security has declined to such an extent or other such credit factors exist so that in the opinion of the Sponsor the retention of such Equity Securities would be detrimental to the Trust. Pursuant to the Trust Agreement and with limited exceptions, the Trustee may sell any securities or other properties acquired in exchange for Equity Securities such as those acquired in connection with a merger or other transaction. If offered such new or exchanged securities or property, the Trustee shall reject the offer. However, in the event such securities or property are nonetheless acquired by the Trust, they may be accepted for deposit in the Trust and either sold by the Trustee or held in such Trust pursuant to the direction of the Sponsor (who may rely on the advice of the Supervisor). Proceeds from the sale of Equity Securities (or any securities or other property received by the Trust in exchange for Equity Securities) are credited to the Capital Account for distribution to Unitholders or to meet redemptions. Except as stated under "Trust Portfolio--General" for failed securities and as provided in this paragraph, the acquisition by the Trust of any securities other than the Equity Securities is prohibited.

   As indicated under "Rights of Unitholders--Redemption of Units" above, the Trustee may also sell Equity Securities designated by the Supervisor, or if no such designation has been made, in its own discretion, for the purpose of redeeming Units of the Trust tendered for redemption and the payment of expenses.

   When the Trust sells Securities, the composition and diversity of the Equity Securities in such Trust may be altered. In order to obtain the best price for the Trust, it may be necessary for the Supervisor to specify minimum amounts (generally 100 shares) in which blocks of Equity Securities are to be sold.

   Amendment or Termination. The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders (1) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, or (2) to make such other provisions as shall not adversely affect the Unitholders (as determined in good faith by the Sponsor and the Trustee), provided, however, that the Trust Agreement may not be amended to increase the number of Units (except as provided in the Trust Agreement). The Trust Agreement may also be amended in any respect by the Trustee and Sponsor, or any of the provisions thereof may be waived, with the consent of the holders representing 51% of the Units of the Trust then outstanding, provided that no such amendment or waiver will reduce the interest in such Trust of any Unitholder without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders. The Trustee shall advise the Unitholders of any amendment promptly after execution thereof.

   The Trust may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units then outstanding or by the Trustee when the value of the Equity Securities owned by the Trust, as shown by any evaluation, is less than that amount set forth under "Minimum Termination Value" in the "Summary of Essential Financial Information" in Part One. The Trust will be liquidated by the Trustee in the event that a sufficient number of Units not yet sold are tendered for redemption by the Managing Underwriter or the Sponsor, so that the net worth of the Trust would be reduced to less than 40% of the value of the Equity Securities at the time they were deposited in the Trust. If the Trust is liquidated because of the redemption of unsold Units by the Sponsor and/or the Managing Underwriter, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. The Trust Agreement will terminate upon the sale or other disposition of the last Equity Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date stated under "Summary of Essential Financial Information" in Part One.

   Commencing on the Mandatory Termination Date, Equity Securities will begin to be sold in connection with the termination of the Trust. The Sponsor will determine the manner, timing and execution of the sales of the Equity Securities. At least 60 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of the Trust and will include with such notice a form to enable Unitholders owning 2,500 or more Units to request an In Kind Distribution rather than payment in cash upon the termination of the Trust. To be effective, this request must be returned to the Trustee at least ten business days prior to the Mandatory Termination Date. On the Mandatory Termination Date (or on the next business day thereafter if a holiday) the Trustee will deliver each requesting Unitholder's pro rata number of whole shares of each of the Equity Securities in the Trust to the account of the broker-dealer or bank designated by the Unitholder at Depository Trust Company. The value of the Unitholder's fractional shares of the Equity Securities will be paid in cash. Unitholders with less than 2,500 Units and Unitholders not requesting an In Kind Distribution will receive a cash distribution from the sale of the remaining Equity Securities within a reasonable time following the Mandatory Termination Date. Regardless of the distribution involved, the Trustee will deduct from the funds of the Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Equity Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of the Trust his pro rata share of the balance of the Income and Capital Accounts.

   The Trustee will attempt to sell Securities, in consultation with the Sponsor, as quickly as possible commencing on the Mandatory Termination Date without in the judgment of the Sponsor materially adversely affecting the market price of the Securities. The Sponsor does not anticipate that the period will be longer than one month, and it could be as short as one day, depending on the liquidity of the Securities being sold. The liquidity of any Security depends on the daily trading volume of the Security and the amount that the Sponsor has available on any particular day.

   It is expected (but not required) that the following guidelines will be followed in selling the Securities; for highly liquid Securities, the Securities will generally be sold on the Mandatory Termination Date; for less liquid Securities, on each of the first two days subsequent to the Mandatory Termination Date, the amount of any underlying Securities will generally be sold at a price no less than 1/2 of one point under the closing sale price of those Securities on the preceding day. Thereafter, the Sponsor intends that such sales will be made without any price restrictions at least a portion of the remaining underlying Securities, the numerator of which is one and the denominator of which is the total number of days remaining (including that day) in the one month period following the Mandatory Termination Date.

   Within 60 days of the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.

   Limitations on Liabilities. The Sponsor, the Evaluator, the Supervisor and the Trustee shall be under no liability to Unitholders for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder.

   The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Equity Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Trust Agreement. The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Equity Securities or upon the interest thereon or upon it as Trustee under the Trust Agreement or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee.

   The Trustee, Sponsor, Supervisor and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor, Supervisor or Unitholders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

   Managing Underwriter. Gruntal & Co., L.L.C. is a full-service investment bank headquartered at 14 Wall Street in New York. Established in 1880, Gruntal has a proud history of client service, financial stability and growth. Today, Gruntal has over 2,100 employees in 29 offices across the United States. The scope of Gruntal's business spans a broad range of financial services including investment banking, research, trading, asset management and brokerage services to individuals, institutions and corporations worldwide.

   Sponsor. Van Kampen Funds Inc., a Delaware corporation, is the Sponsor of the Trust. The Sponsor is an indirect subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is a wholly owned subsidiary of MSAM Holdings II, Inc., which in turn is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW").

     MSDW, together with various of its directly and indirectly owned subsidiaries, is engaged in a wide range of financial services through three primary businesses: securities, asset management and credit services. These principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; global custody, securities clearance services and securities lending; and credit card services.
     Van Kampen Funds Inc. specializes in the underwriting and distribution of unit investment trusts and mutual funds with roots in money management dating back to 1926. The Sponsor is a member of the National Association of Securities Dealers, Inc. and has offices at One Parkview Plaza, Oakbrook Terrace, Illinois 60181, (630) 684-6000 and 2800 Post Oak Boulevard, Houston, Texas 77056, (713)
993-0500. As of November 30, 1998, the total stockholders' equity of Van Kampen Funds Inc. was $135,236,000 (audited). (This paragraph relates only to the Sponsor and not to the Trust or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)
     As of September 30, 1997, the Sponsor and its Van Kampen affiliates managed or supervised approximately $65.3 billion of investment products, of which over $10.85 billion is invested in municipal securities. The Sponsor and its Van Kampen affiliates managed $54 billion of assets, consisting of $34.3 billion for 55 open-end mutual funds (of which 45 are distributed by Van Kampen Funds Inc.) $14.2 billion for 37 closed-end funds and $5.5 billion for 106 institutional accounts. The Sponsor has also deposited approximately $26 billion of unit investment trusts. All of Van Kampen's open-end funds, closed-ended funds and unit investment trusts are professionally distributed by leading financial firms nationwide. Based on cumulative assets deposited, the Sponsor believes that it is the largest sponsor of insured municipal unit investment trusts, primarily through the success of its Insured Municipals Income Trust(R) or the IM-IT(R) trust. The Sponsor also provides surveillance and evaluation services at cost for approximately $13 billion of unit investment trust assets outstanding. Since 1976, the Sponsor has serviced over two million investor accounts, opened through retail distribution firms.
   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trusts as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   Trustee. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286 (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

   The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Equity Securities for the Trust portfolio.

   In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Trust. Such records shall include the name and address of, and the number of Units of the Trust held by, every Unitholder of the Trust. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation (see "Rights of Unitholders--Reports Provided"). The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Equity Securities held in the Trust.

   Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

   Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

OTHER MATTERS
   Legal Opinions. The legality of the Units offered hereby has been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor.

   Independent Certified Public Accountants. The statement of condition and the related securities portfolio included in this Prospectus have been audited by Grant Thornton LLP, independent certified public accountants, as set forth in their report in this Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.


         CONTENTS OF POST-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT

    This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet
                                 The prospectus
                                 The signatures
                     The Consent of Independent Accountants

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen American Capital Equity Opportunity Trust, Series 19, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Chicago and State of Illinois on the 26th day of April, 1999.

                 VAN KAMPEN AMERICAN CAPITAL EQUITY OPPORTUNITY TRUST, SERIES 19
                                                                    (Registrant)

                                                        By VAN KAMPEN FUNDS INC.
                                                                     (Depositor)

                                                              By:  Gina Costello
                                                             Assistant Secretary
                                                                          (SEAL)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on April 26, 1999 by the following persons who constitute a majority of the Board of Directors of Van Kampen Funds Inc.:

SIGNATURE               TITLE

Richard F. Powers III   Chairman and Chief Executive          )
                        Officer                               )

John H. Zimmerman III   President and Chief Operating         )
                        Officer                               )

William R. Rybak        Executive Vice President and          )
                        Chief Financial Officer               )

A. Thomas Smith III     Executive Vice President,             )
                        General Counsel and Secretary         )

Michael H. Santo        Executive Vice President              )


          Gina M. Costello______________
               (Attorney in Fact)*

--------------------

* An executed copy of each of the related powers of attorney is filed herewith or was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen Focus Portfolios, Series 136 (File No. 333-70897) and the same are hereby incorporated herein by this reference.